Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000221529 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221529 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221529 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000221529 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000221529 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000221529 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228345 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228345 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228345 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228345 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000228345 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228345 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228345 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228345 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221527 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221527 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221527 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221527 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000221527 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221527 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000221527 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000221527 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221528 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221528 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221528 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000221528 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000221528 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221528 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000221528 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000221528 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132735 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132735 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000132735 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000132735 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000132735 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000132735 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000132735 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000228330 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228330 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228330 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000228330 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000228330 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000228330 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000228330 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000228330 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000132740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132740 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000132740 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000132740 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000132740 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000132740 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000132740 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000132742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132742 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132742 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000132742 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000132742 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000132742 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000132742 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000132742 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000132759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132759 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000132759 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132759 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132759 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000132759 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000132759 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000228333 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228333 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228333 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000228333 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000228333 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000228333 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000228333 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000228333 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000132764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132764 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132764 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000132764 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132764 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132764 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000132764 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000132764 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000132766 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132766 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132766 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000132766 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000132766 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000132766 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000132766 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000132766 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000132783 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132783 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132783 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000132783 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000132783 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132783 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000132783 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132783 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228336 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228336 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228336 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000228336 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000228336 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228336 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000228336 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000228336 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132788 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132788 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132788 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000132788 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000132788 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132788 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000132788 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132788 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132790 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132790 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000132790 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000132790 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000132790 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000132790 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000132790 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000138480 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138480 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138480 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000138480 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000138480 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138480 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000138480 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000138480 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228341 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228341 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228341 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228341 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000228341 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228341 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228341 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228341 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000138485 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138485 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138485 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000138485 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000138485 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138485 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000138485 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000138485 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000138487 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138487 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138487 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000138487 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000138487 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138487 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000138487 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000138487 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132751 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132751 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000132751 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000132751 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000132751 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000132751 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000132751 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132751 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000228332 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228332 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228332 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000228332 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000228332 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000228332 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000228332 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000228332 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228332 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000132756 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132756 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132756 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000132756 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000132756 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000132756 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000132756 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000132756 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132756 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000132758 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132758 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132758 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000132758 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000132758 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000132758 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000132758 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000132758 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132758 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000132775 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132775 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132775 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000132775 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132775 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000132775 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000132775 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000132775 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132775 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228335 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228335 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228335 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000228335 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000228335 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228335 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000228335 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000228335 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228335 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132780 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132780 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132780 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000132780 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132780 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000132780 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000132780 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000132780 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132780 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132782 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132782 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132782 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000132782 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132782 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000132782 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000132782 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000132782 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132782 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132799 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132799 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132799 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000132799 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000132799 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132799 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000132799 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000228338 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228338 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228338 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228338 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000228338 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228338 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000228338 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000132804 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132804 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132804 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000132804 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000132804 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132804 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000132804 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000132806 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132806 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132806 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000132806 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000132806 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132806 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000132806 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000132750 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132750 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132750 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000132750 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000132750 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000132750 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000132750 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132750 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000228331 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228331 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228331 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000228331 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000228331 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000228331 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000228331 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000228331 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000132747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132747 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000132747 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000132747 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000132747 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000132747 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132747 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000132749 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132749 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000132749 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000132749 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000132749 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000132749 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000132749 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000132767 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132767 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132767 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000132767 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000132767 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000132767 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000132767 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000132767 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132767 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000228334 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228334 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228334 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000228334 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000228334 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000228334 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228334 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228334 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228334 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000132772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132772 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000132772 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000132772 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000132772 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000132772 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000132772 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132772 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000132774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132774 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000132774 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000132774 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000132774 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000132774 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000132774 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132774 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000132791 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132791 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132791 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000132791 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000132791 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132791 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132791 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132791 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132791 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228337 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228337 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228337 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000228337 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000228337 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228337 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000228337 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000228337 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228337 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132796 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132796 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132796 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000132796 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000132796 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132796 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132796 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132796 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132796 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132798 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132798 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132798 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000132798 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000132798 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132798 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000132798 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000132798 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132798 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000167628 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167628 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000167628 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167628 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000167628 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000167628 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228344 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228344 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228344 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000228344 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000228344 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228344 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228344 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000228344 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167633 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167633 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000167633 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167633 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000167633 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000167633 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000167635 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000167635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000167635 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%